Significant Risks and Uncertainties Including Business and Credit Concentrations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Risks and Uncertainties [Abstract]
Summary of concentration risk

The concentration of net revenue on a percentage basis for major payors for the three months ended March 31, 2022 and 2021 are as follows:

	Three Months Ended March 31,
	2022	2021
Percentage of Net Revenue:
Payor A	16%	17%
Payor B	17%	13%

The concentration of gross receivables on a percentage basis for major payors at March 31, 2022 and December 31, 2021 are as follows:

	March 31,	December 31,
	2022	2021
Percentage of Gross Receivables:
Payor B	21%	19%
Payor C	13%	14%

The concentration of cost of sales on a percentage basis for major vendors for the three months ended March 31, 2022 and 2021 are as follows:

	Three Months Ended March 31,
	2022	2021
Percentage of Cost of Sales:
Vendor A	51%	48%
Vendor B	47%	50%

The concentration of gross payables on a percentage basis for major payors at March 31, 2022 and December 31, 2021 are as follows:

	March 31,	December 31,
	2022	2021
Percentage of Gross Payables:
Vendor B	55%	47%
Vendor A	28%	39%
All others	17%	14%

The concentration of net revenue on a percentage basis for major payors at December 31, 2021 and 2020 are as follows:

	Year Ended December 31,
	2021	2020
Percentage of Net Revenue:
Payor A	17%	15%
Payor B	14%	15%

The concentration of gross receivables on a percentage basis for major payors at December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
Percentage of Gross Receivables:
Payor B	19%	11%
Payor C	14%	21%

The concentration of cost of sales on a percentage basis for major vendors at December 31, 2021 and 2020 are as follows:

	Year Ended December 31,
	2021	2020
Percentage of Cost of Sales:
Vendor A	50%	55%
Vendor B	48%	45%

The concentration of gross payables on a percentage basis for major vendors at December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
Percentage of Gross Payables:
Vendor B	47%	48%
Vendor A	39%	42%
All others	14%	10%